Other non-current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Assets [Abstract]
Hold-back payments related to acquisitions	$ 6,337	$ 6,401
Other	1,458	1,470
Total	$ 7,795	$ 7,871